Performance Trust Multisector Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 41.3%	Par	Value
Aerospace & Defense - 0.9%
Moog, Inc., 4.25%, 12/15/2027 (a)	$1,320,000	$1,280,699
TransDigm, Inc.
6.63%, 03/01/2032 (a)	1,000,000	1,022,911
6.38%, 05/31/2033 (a)	500,000	494,697
		2,798,307

Automobile Components - 1.7%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,500,000	1,415,913
Dana, Inc., 5.63%, 06/15/2028	1,250,000	1,245,064
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (a)	1,000,000	1,021,384
Phinia, Inc., 6.63%, 10/15/2032 (a)	1,250,000	1,243,774
		4,926,135

Automobiles - 0.4%
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	1,250,000	1,157,091

Banks - 12.3%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,500,000	1,366,515
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	1,000,000	996,557
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	1,250,000	1,248,865
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (a)	1,500,000	1,535,507
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (a)	1,000,000	904,517
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (a)	1,000,000	959,625
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,049,363
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,166,107
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	1,150,000	1,150,000
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	930,000
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	1,000,000	966,902
First Financial Bancorp., 9.41% (3 mo. Term SOFR + 5.09%), 05/15/2030	1,275,000	1,274,702
Firstbank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,000,000	978,697
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	988,729
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,333,868
Huntington National Bank, 9.61% (3 mo. Term SOFR + 5.35%), 05/06/2030	500,000	500,937
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,503,299
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (a)	1,000,000	870,031
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	1,000,000	999,962
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	926,269
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	2,000,000	1,972,462
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,269,106
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	1,000,000	886,796
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	1,500,000	1,338,750
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030	1,000,000	985,181
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	1,014,224
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	964,171
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,250,000	1,112,500
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,250,000	1,226,009
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,500,000
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,196,229
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	936,708
		36,052,588

Building Products - 1.0%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	2,000,000	1,938,373
6.75%, 05/15/2035 (a)	250,000	251,724
Masterbrand, Inc., 7.00%, 07/15/2032 (a)	750,000	746,767
		2,936,864

Capital Markets - 0.7%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	860,391
5.80%, 03/08/2032	1,250,000	1,231,377
		2,091,768

Chemicals - 0.4%
Avient Corp., 6.25%, 11/01/2031 (a)	1,250,000	1,252,510

Commercial Services & Supplies - 0.3%
Cimpress PLC, 7.38%, 09/15/2032 (a)	1,000,000	933,290

Construction Materials - 0.2%
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	500,000	507,812

Consumer Finance - 3.1%
Ally Financial, Inc., 6.70%, 02/14/2033	2,000,000	2,032,004
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	1,250,000	1,247,462
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	1,000,000	1,041,456
7.12%, 11/07/2033	1,250,000	1,268,347
General Motors Financial Co., Inc., 5.63%, 04/04/2032	1,250,000	1,241,223
OneMain Finance Corp.
5.38%, 11/15/2029	1,750,000	1,696,975
7.13%, 09/15/2032	750,000	754,108
		9,281,575

Containers & Packaging - 0.3%
Sealed Air Corp., 5.00%, 04/15/2029 (a)	1,000,000	982,561

Diversified Consumer Services - 1.7%
Case Western Reserve University, 5.41%, 06/01/2122	1,100,000	984,440
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	803,735
Service Corp. International, 4.00%, 05/15/2031	1,000,000	919,339
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,218,289
Washington University, 4.35%, 04/15/2122	1,500,000	1,115,448
		5,041,251

Diversified REITs - 0.2%
Global Net Lease, Inc., 3.75%, 12/15/2027 (a)	750,000	712,488

Electrical Equipment - 1.2%
Regal Rexnord Corp., 6.40%, 04/15/2033	1,000,000	1,035,073
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	1,400,000	1,315,335
Sensata Technologies, Inc., 4.38%, 02/15/2030 (a)	1,250,000	1,176,771
		3,527,179

Financial Services - 0.1%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (a)	250,000	193,529

Food Products - 0.7%
Mars, Inc., 5.80%, 05/01/2065 (a)	1,000,000	968,481
Post Holdings, Inc., 6.25%, 10/15/2034 (a)	1,000,000	990,194
		1,958,675

Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028 (a)	250,000	241,530

Healthcare Providers & Services - 1.3%
Centene Corp., 3.38%, 02/15/2030	1,750,000	1,595,594
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	2,000,000	1,941,090
Select Medical Corp., 6.25%, 12/01/2032 (a)	250,000	247,559
		3,784,243

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP, 5.70%, 07/01/2034	1,000,000	983,017

Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (a)	1,000,000	888,488
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,250,000	1,228,362
Hilton Grand Vacations Borrower LLC, Inc., 4.88%, 07/01/2031 (a)	1,000,000	897,345
Station Casinos, LLC
4.50%, 02/15/2028 (a)	1,000,000	969,955
6.63%, 03/15/2032 (a)	500,000	501,017
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	1,500,000	1,452,673
		5,937,840

Household Durables - 3.1%
Ashton Woods USA, LLC
6.63%, 01/15/2028 (a)	1,000,000	1,004,764
4.63%, 08/01/2029 (a)	500,000	471,684
Century Communities, Inc., 3.88%, 08/15/2029 (a)	1,500,000	1,360,907
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	1,250,000	1,246,007
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	493,548
3.95%, 02/15/2030	1,500,000	1,381,424
Meritage Homes Corp., 5.65%, 03/15/2035	1,500,000	1,464,908
Newell Brands, Inc.
6.38%, 05/15/2030	750,000	705,646
6.63%, 05/15/2032	1,000,000	924,885
		9,053,773

IT Services - 0.3%
ASGN, Inc., 4.63%, 05/15/2028 (a)	1,000,000	965,317

Life Sciences Tools & Services - 0.8%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	250,000	243,730
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (a)	1,750,000	1,625,697
4.00%, 03/15/2031 (a)	500,000	448,709
		2,318,136

Machinery - 0.5%
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	250,000	246,107
5.88%, 06/01/2029 (a)	250,000	251,138
Wabash National Corp., 4.50%, 10/15/2028 (a)	1,000,000	854,557
		1,351,802

Media - 1.0%
CCO Holdings Capital Corp., 4.75%, 02/01/2032 (a)	1,000,000	926,181
Charter Communications Operating, LLC, 3.50%, 03/01/2042	1,000,000	690,985
Sirius XM Radio LLC
4.00%, 07/15/2028 (a)	700,000	664,685
3.88%, 09/01/2031 (a)	750,000	656,083
		2,937,934

Professional Services - 2.2%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	1,500,000	1,531,629
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	1,000,000	1,006,976
5.95%, 04/15/2035	1,250,000	1,242,370
CACI International, Inc., 6.38%, 06/15/2033 (a)	250,000	255,098
Science Applications International Corp., 4.88%, 04/01/2028 (a)	2,500,000	2,438,508
		6,474,581

Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031 (a)	1,000,000	1,069,699

Software - 0.3%
Open Text Corp., 3.88%, 02/15/2028 (a)	1,000,000	958,793

Specialty Retail - 2.8%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	500,000	475,396
5.00%, 02/15/2032 (a)	1,750,000	1,635,340
AutoNation, Inc., 5.89%, 03/15/2035	1,750,000	1,737,940
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (a)	2,250,000	2,193,373
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	1,250,000	1,178,137
4.38%, 01/15/2031 (a)	1,000,000	938,387
		8,158,573

Technology Hardware, Storage & Peripherals - 0.4%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,181,125

Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	1,250,000	1,092,417

Trading Companies & Distributors - 0.2%
Herc Holdings Escrow, Inc., 7.00%, 06/15/2030 (a)	500,000	515,041
TOTAL CORPORATE BONDS (Cost $119,707,651)		121,377,444

COLLATERALIZED LOAN OBLIGATIONS - 17.0%	Par	Value
Alinea CLO, Series 2018-1A, Class DR, 6.52% (3 mo. Term SOFR + 2.25%), 07/20/2031 (a)	1,200,000	1,196,516
Apidos CLO
Series 2013-12A, Class ER, 9.92% (3 mo. Term SOFR + 5.66%), 04/15/2031 (a)	1,000,000	994,981
Series 2015-23A, Class DRR, 6.86% (3 mo. Term SOFR + 2.60%), 04/15/2033 (a)	2,000,000	1,999,852
Series 2019-31A, Class ER, 11.12% (3 mo. Term SOFR + 6.86%), 04/15/2031 (a)	1,000,000	1,007,834
Series 2023-46A, Class D, 9.28% (3 mo. Term SOFR + 5.00%), 10/24/2036 (a)	1,000,000	1,005,985
Series 2024-1A, Class E, 10.03% (3 mo. Term SOFR + 5.75%), 04/25/2035 (a)	1,000,000	999,978
ARES CLO
Series 2015-4A, Class A3RR, 5.66% (3 mo. Term SOFR + 1.40%), 10/15/2030 (a)	1,000,000	999,200
Series 2015-4A, Class CRR, 7.01% (3 mo. Term SOFR + 2.75%), 10/15/2030 (a)	1,500,000	1,505,535
Series 2018-47A, Class D, 7.22% (3 mo. Term SOFR + 2.96%), 04/15/2030 (a)	1,000,000	1,002,832
Series 2018-48A, Class D, 7.23% (3 mo. Term SOFR + 2.96%), 07/20/2030 (a)	1,000,000	1,001,726
Series 2019-52A, Class DRR, 6.77% (3 mo. Term SOFR + 2.50%), 04/22/2031 (a)	1,250,000	1,245,521
Bardot CLO, Series 2019-2A, Class DRR, 6.77% (3 mo. Term SOFR + 2.50%), 10/22/2032 (a)	1,250,000	1,242,198
Blackstone, Inc.
Series 2018-1A, Class D, 7.02% (3 mo. Term SOFR + 2.76%), 04/15/2031 (a)	1,425,000	1,429,580
Series 2018-1A, Class E, 9.94% (3 mo. Term SOFR + 5.66%), 04/17/2030 (a)	1,000,000	992,721
Carlyle Global Market Strategies, Series 2023-3A, Class D, 9.76% (3 mo. Term SOFR + 5.50%), 10/15/2036 (a)	1,300,000	1,311,788
Chenango Park CLO, Series 2018-1A, Class CR, 7.01% (3 mo. Term SOFR + 2.75%), 04/15/2030 (a)	1,250,000	1,257,184
CIFC Funding Ltd., Series 2023-3A, Class B, 6.57% (3 mo. Term SOFR + 2.30%), 01/20/2037 (a)	1,000,000	1,003,014
Elmwood CLO Ltd.
Series 2019-1A, Class ERR, 10.67% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	1,500,000	1,495,365
Series 2022-6A, Class ER, 11.28% (3 mo. Term SOFR + 7.00%), 10/17/2036 (a)	1,000,000	1,004,191
Series 2024-5A, Class ER, 10.67% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	2,000,000	2,011,374
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.62% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	1,250,000	1,243,836
Galaxy CLO Ltd., Series 2023-31A, Class D, 9.51% (3 mo. Term SOFR + 5.25%), 04/15/2036 (a)	1,000,000	1,000,000
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.67% (3 mo. Term SOFR + 2.40%), 04/20/2034 (a)	1,300,000	1,290,180
Goldentree Loan Opportunities Ltd.
Series 2022-15A, Class DR, 8.67% (3 mo. Term SOFR + 4.40%), 10/20/2036 (a)	1,500,000	1,510,898
Series 2023-17A, Class D, 9.27% (3 mo. Term SOFR + 5.00%), 07/20/2036 (a)	1,000,000	1,001,730
Highbridge Loan Management Ltd., Series 2023-18A, Class B, 7.22% (3 mo. Term SOFR + 2.95%), 07/20/2036 (a)	1,000,000	1,001,854
LCM LP, Series 22A, Class CR, 7.33% (3 mo. Term SOFR + 3.06%), 10/20/2028 (a)	1,000,000	1,000,852
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 9.38% (3 mo. Term SOFR + 5.10%), 04/17/2034 (a)	1,250,000	1,237,917
Series 2019-24A, Class DR, 7.31% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	1,000,000	1,004,132
Series 2023-37A, Class E, 11.27% (3 mo. Term SOFR + 7.00%), 10/20/2036 (a)	1,000,000	1,002,688
Series 2023-39A, Class D1R, 6.98% (3 mo. Term SOFR + 2.70%), 01/25/2037 (a)	1,000,000	998,256
Neuberger Berman CLO Ltd.
Series 2020-39A, Class ER, 11.47% (3 mo. Term SOFR + 7.20%), 04/20/2038 (a)	2,000,000	2,002,790
Series 2021-43A, Class DR, 6.93% (3 mo. Term SOFR + 2.65%), 07/17/2036 (a)	2,000,000	1,994,860
NYACK Park CLO Ltd., Series 2021-1A, Class D, 7.33% (3 mo. Term SOFR + 3.06%), 10/20/2034 (a)	1,000,000	1,002,003
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 9.42% (3 mo. Term SOFR + 5.09%), 11/16/2036 (a)	1,250,000	1,259,739
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.24% (3 mo. Term SOFR + 1.96%), 01/25/2031 (a)	1,000,000	1,000,224
Series 2014-1A, Class CR4, 6.56% (3 mo. Term SOFR + 2.25%), 02/14/2031 (a)	1,500,000	1,495,089
Palmer Square CLO Ltd., Series 2023-3A, Class C, 7.17% (3 mo. Term SOFR + 2.90%), 01/20/2037 (a)	1,000,000	1,005,198
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 6.96% (3 mo. Term SOFR + 2.70%), 04/15/2034 (a)	2,000,000	1,994,976
Wind River CLO Ltd., Series 2019-3A, Class BR2, 5.81% (3 mo. Term SOFR + 1.55%), 04/15/2031 (a)	1,135,000	1,136,369
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $50,124,907)		49,890,966

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.7%	Par	Value
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061 (b)	1,000,000	924,288
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (a)	1,000,000	857,222
Series 2019-BN23, Class C, 3.50%, 12/15/2052 (b)	1,000,000	866,762
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (b)	1,500,000	1,325,895
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	850,000	631,158
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (b)	1,500,000	1,245,979
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (a)	1,000,000	732,782
Series 2025-BN49, Class XA, 0.63%, 03/15/2058 (b)(c)	30,482,036	1,474,005
BANK5
Series 2024-5YR8, Class C, 6.77%, 08/15/2057 (b)	1,000,000	1,019,473
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058 (a)(b)(c)	40,643,864	1,751,434
BBCMS Trust
Series 2022-C17, Class XA, 1.15%, 09/15/2055 (b)(c)	14,910,703	1,015,602
Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (a)(b)(c)	35,338,241	1,023,081
Series 2024-5C31, Class XA, 1.06%, 12/15/2057 (b)(c)	27,997,450	1,182,262
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (b)(c)	22,782,083	1,444,685
Series 2025-C32, Class XA, 1.13%, 02/15/2062 (b)(c)	17,392,003	1,484,886
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.58%, 06/15/2054 (b)	1,250,000	1,011,946
Series 2021-B26, Class C, 2.87%, 06/15/2054 (b)	1,250,000	939,382
Series 2021-B27, Class XD, 1.49%, 07/15/2054 (a)(b)(c)	15,000,000	1,175,703
Series 2021-B29, Class C, 2.75%, 09/15/2054 (b)	1,500,000	1,203,863
Series 2024-V6, Class XA, 1.34%, 03/15/2057 (b)(c)	24,941,042	1,099,606
BMO Mortgage Trust
Series 2023-C7, Class XA, 0.81%, 12/15/2056 (a)(b)(c)	24,983,765	1,224,045
Series 2025-C11, Class XA, 1.10%, 02/15/2058 (b)(c)	17,980,692	1,488,832
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.95%, 05/10/2049 (b)	1,000,000	974,671
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	970,166
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052 (a)	1,125,000	920,425
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (a)	961,724	830,214
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (a)	478,000	280,708
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (b)	1,400,000	1,285,890
Series 2017-C34, Class D, 2.70%, 11/15/2052 (a)	1,000,000	684,533
Series 2025-5C1, Class XA, 1.16%, 03/15/2058 (b)(c)	25,999,435	1,231,240
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050 (b)	1,500,000	1,401,543
Series 2017-HR2, Class C, 4.32%, 12/15/2050 (b)	1,400,000	1,334,505
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	900,450
Series 2019-H7, Class D, 3.00%, 07/15/2052 (a)	1,000,000	820,764
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,178,719
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.22%, 05/15/2048 (b)	1,000,000	884,100
Series 2016-C37, Class D, 3.16%, 12/15/2049 (a)(b)	1,250,000	1,127,575
Series 2018-C43, Class C, 4.51%, 03/15/2051 (b)	1,250,000	1,152,481
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,257,357
Series 2019-C49, Class C, 4.87%, 03/15/2052 (b)	1,000,000	956,344
Series 2019-C49, Class D, 3.00%, 03/15/2052 (a)	1,500,000	1,282,025
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,503,657
Series 2020-C57, Class C, 4.02%, 08/15/2053 (b)	1,500,000	1,351,035
Series 2025-C64, Class XD, 2.13%, 02/15/2058 (a)(b)(c)	10,909,000	1,736,797
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $48,165,301)		49,188,090

U.S. TREASURY SECURITIES - 7.9%	Par	Value
United States Treasury Notes/Bonds
3.88%, 05/15/2043	2,000,000	1,748,437
4.38%, 08/15/2043	1,000,000	933,105
4.75%, 11/15/2043	2,300,000	2,249,912
4.50%, 02/15/2044	1,250,000	1,182,300
4.63%, 05/15/2044	1,000,000	960,449
4.63%, 11/15/2044	2,250,000	2,156,133
4.75%, 02/15/2045	5,250,000	5,113,008
4.63%, 02/15/2055	2,000,000	1,903,125
United States Treasury Strip Principal
0.00%, 08/15/2042 (d)	2,000,000	851,801
0.00%, 11/15/2042 (d)	2,500,000	1,048,996
0.00%, 02/15/2044 (d)	2,350,000	919,501
0.00%, 05/15/2044 (d)	2,000,000	771,116
0.00%, 08/15/2044 (d)	1,900,000	721,652
0.00%, 11/15/2044 (d)	4,000,000	1,498,137
0.00%, 02/15/2045 (d)	3,000,000	1,109,492
TOTAL U.S. TREASURY SECURITIES (Cost $24,271,493)		23,167,164

MUNICIPAL BONDS - 7.3%	Par	Value
California - 1.2%
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065 (a)(e)	1,500,000	1,453,907
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,035,316
University of California, 4.77%, 05/15/2115	1,250,000	992,725
		3,481,948

Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (a)	430,000	440,133

Florida - 0.5%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,581,664

Illinois - 0.2%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038 (d)	1,250,000	661,886

Indiana - 0.4%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,088,057

Massachusetts - 0.3%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	1,001,540

Michigan - 0.3%
University of Michigan, 4.45%, 04/01/2122	1,311,000	1,006,161

Minnesota - 0.4%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,078,179

Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	1,000,000	1,100,617

New York - 0.4%
City of New York, NY, 5.97%, 03/01/2036	1,250,000	1,291,182

Ohio - 0.4%
Ohio State University, 4.80%, 06/01/2111	1,555,000	1,260,670

Oklahoma - 0.5%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,500,000	1,455,018

Pennsylvania - 0.3%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	985,447

Tennessee - 0.2%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043 (d)	1,625,000	593,075

Texas - 0.9%
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (a)	1,500,000	1,369,093
State of Texas, 5.52%, 04/01/2039	1,250,000	1,259,402
		2,628,495

Virginia - 0.6%
University of Virginia
4.18%, 09/01/2117	1,430,000	1,048,640
3.23%, 09/01/2119	1,000,000	565,267
		1,613,907

Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029 (a)	250,000	241,885
TOTAL MUNICIPAL BONDS (Cost $22,137,093)		21,509,864

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 3.1%	Par	Value
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	852,768	724,348
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.89% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,085,313	826,693
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,549,616	1,382,094
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,224,333	1,251,384
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,515,313	1,263,720
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	334,220	129,195
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(f)(g)	377,557	377,767
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 5.16%, 12/25/2035 (b)	1,123,395	1,057,434
Series 2006-AR12, Class 1A1, 4.76%, 10/25/2036 (b)	1,313,066	1,203,975
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 7.02%, 10/25/2037 (b)	960,219	943,946
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,194,875)		9,160,556

ASSET-BACKED SECURITIES - 2.5%	Par	Value
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64%, 03/13/2028 (a)	1,000,000	995,765
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	1,000,000	986,574
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 07/17/2028 (a)	1,500,000	1,468,643
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028 (a)	1,000,000	983,945
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	977,256
Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	977,490
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027 (a)	1,000,000	991,675
TOTAL ASSET-BACKED SECURITIES (Cost $7,326,778)		7,381,348

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.4%	Par	Value
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.37%, 06/25/2030 (b)(c)	25,932,793	1,445,056
Series K149, Class X1, 0.26%, 08/25/2032 (b)(c)	66,668,585	1,249,536
Series K164, Class X1, 0.28%, 05/25/2034 (b)(c)	57,990,753	1,424,444
Series K165, Class X1, 0.60%, 09/25/2034 (b)(c)	30,598,332	1,435,169
Series K169, Class X1, 0.25%, 12/25/2034 (b)(c)	63,064,472	1,450,136
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,038,658)		7,004,341

PREFERRED STOCKS - 0.3%	Shares	Value
Banks - 0.3%
First Busey Corp., Series B, 8.25%, Perpetual	40,000	998,000
TOTAL PREFERRED STOCKS (Cost $1,000,000)		998,000

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.22% (h)	2,581,636	2,581,636
TOTAL SHORT-TERM INVESTMENTS (Cost $2,581,636)		2,581,636

TOTAL INVESTMENTS - 99.4% (Cost $291,548,392)		292,259,409
Other Assets in Excess of Liabilities - 0.6%		1,844,305
TOTAL NET ASSETS - 100.0%		$294,103,714
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $131,852,743 or 44.8% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2025, the total value of securities subject to the AMT was $1,453,907 or 0.5% of net assets.
(f)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2025.

(h)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2025:

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$121,377,443	$–	$121,377,443
Collateralized Loan Obligations	–	49,890,966	–	49,890,966
Non-Agency Commercial Mortgage Backed Securities	–	49,188,090	–	49,188,090
U.S. Treasury Securities	–	23,167,165	–	23,167,165
Municipal Bonds	–	21,509,864	–	21,509,864
Non-Agency Residential Mortgage Backed Securities	–	9,160,556	–	9,160,556
Asset-Backed Securities	–	7,381,348	–	7,381,348
Agency Commercial Mortgage Backed Securities	–	7,004,341	–	7,004,341
Preferred Stocks	998,000	–	–	998,000
Money Market Funds	2,581,636	–	–	2,581,636
Total Investments	$3,579,636	$288,679,773	$–	$292,259,409

Refer to the Schedule of Investments for further disaggregation of investment categories.